Operating Expenses by Segment Group (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Operating expenses	$ 30,836	$ 34,430	$ 27,205
Segment Groups | Devices and Consumer
Segment Reporting Information [Line Items]
Operating expenses	10,625	15,682	9,466
Segment Groups | Commercial
Segment Reporting Information [Line Items]
Operating expenses	16,050	15,064	14,396
Corporate and Other
Segment Reporting Information [Line Items]
Operating expenses	$ 4,161	$ 3,684	$ 3,343